Sep. 30, 2016

AMG FUNDS I

AMG Managers Brandywine Advisors Mid Cap Growth Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated February 1, 2016, as supplemented March 7, 2016,

July 28, 2016 and August 26, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Managers Brandywine Advisors Mid Cap Growth Fund, a series of AMG Funds I (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, shares of the Fund’s sole class will be reclassified and redesignated as Class N shares and all references in the Prospectus and SAI to the Fund’s sole class will be superseded with references to Class N shares.

Effective immediately, shareholders of the Fund may exchange their shares of the Fund through AMG Funds LLC (the “Investment Manager”) for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of the Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under “Summary of the Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class N
Management Fee[1]	0.88%
Distribution and Service (12b-1) Fees	0.01%
Other Expenses[1]	0.25%

Total Annual Fund Operating Expenses	1.14%

[1]	Expense information has been restated to reflect current fees.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$116	$362	$628	$1,386

The second paragraph of the section under “Summary of the Fund” titled “Performance” is hereby deleted and replaced with the following:

The performance information shown for the Fund’s Class N shares (formerly shares of the Fund’s sole share class, which were reclassified and redesignated as Class N shares on October 1, 2016) includes historical performance of the Fund for periods prior to October 1, 2013, which was the date the Fund was reorganized from Brandywine Advisors Midcap Growth Fund, a series of Brandywine Blue Fund, Inc. (the “Predecessor Fund”), to the Fund.

AMG FUNDS I

AMG Managers Brandywine Fund

AMG Managers Brandywine Blue Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated February 1, 2016, as supplemented July 28, 2016 and

August 26, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Managers Brandywine Fund and AMG Managers Brandywine Blue Fund, each a series of AMG Funds I (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, shares of each Fund’s sole class will be reclassified and redesignated as Class S shares and all references in the Prospectus and SAI to each Fund’s sole class will be superseded with references to Class S shares.

Effective immediately, shareholders of the Funds may exchange their shares of the Funds through AMG Funds LLC (the “Investment Manager”) for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of a Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under “Summary of the Funds - AMG Managers Brandywine Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class S
Management Fee[1]	0.88%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.22%

Total Annual Fund Operating Expenses	1.10%

[1]	Expense information has been restated to reflect current fees.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$112	$350	$606	$1,340

The second paragraph of the section under “Summary of the Funds – AMG Managers Brandywine Fund” titled “Performance” is hereby deleted and replaced with the following:

The performance information shown for the Fund’s Class S shares (formerly shares of the Fund’s sole share class, which were reclassified and redesignated as Class S shares on October 1, 2016) includes historical performance of the Fund for periods prior to October 1, 2013, which was the date the Fund was reorganized from Brandywine Fund, a series of Brandywine Fund, Inc. (the “Predecessor Brandywine Fund”), to the Fund.

The sections under “Summary of the Funds - AMG Managers Brandywine Blue Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class S
Management Fee[1]	0.88%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.32%

Total Annual Fund Operating Expenses	1.20%

[1]	Expense information has been restated to reflect current fees.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$122	$381	$660	$1,455

The second paragraph of the section under “Summary of the Funds – AMG Managers Brandywine Blue Fund” titled “Performance” is hereby deleted and replaced with the following:

The performance information shown for the Fund’s Class S shares (formerly shares of the Fund’s sole share class, which were reclassified and redesignated as Class S shares on October 1, 2016) includes historical performance of the Fund for periods prior to October 1, 2013, which was the date the Fund was reorganized from Brandywine Blue Fund, a series of Brandywine Blue Fund, Inc. (the “Predecessor Brandywine Blue Fund”), to the Fund.

AMG FUNDS I

AMG FQ Global Risk-Balanced Fund

AMG FQ Tax-Managed U.S. Equity Fund

AMG FQ U.S. Equity Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated March 1, 2016, as supplemented July 28, 2016 and

August 26, 2016

The following information supplements and supersedes any information to the contrary relating to AMG FQ Global Risk-Balanced Fund, AMG FQ Tax-Managed U.S. Equity Fund and AMG FQ U.S. Equity Fund, each a series of AMG Funds I (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, the following share class names will change, and all references in the Prospectus and SAI will be superseded as follows:

Fund	Current Share Class Name	New Share Class Name
AMG FQ Tax-Managed U.S. Equity Fund	Investor Class	Class N
AMG FQ Tax-Managed U.S. Equity Fund	Institutional Class	Class I

AMG FQ U.S. Equity Fund AMG FQ U.S. Equity Fund	Investor Class Institutional Class	Class N Class I

AMG FQ Global Risk-Balanced Fund AMG FQ Global Risk-Balanced Fund AMG FQ Global Risk-Balanced Fund	Investor Class Service Class Institutional Class	Class N Class I Class Z

Effective immediately, shareholders of the Funds may exchange their shares of the Funds through AMG Funds LLC (the “Investment Manager”) for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of a Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under “Summary of the Funds - AMG FQ Tax-Managed U.S. Equity Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee[1]	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.32%	0.32%

Total Annual Fund Operating Expenses	1.27%	1.02%

Fee Waiver and Expense Reimbursements[2]	(0.13)%	(0.13)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.14%	0.89%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.89% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$116	$390	$684	$1,523
Class I	$91	$312	$551	$1,236

The sections under “Summary of the Funds - AMG FQ U.S. Equity Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee	0.35%	0.35%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.44%	0.37%

Total Annual Fund Operating Expenses	1.04%	0.72%

[1]	Expense information has been restated to reflect current fees.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$106	$331	$574	$1,271
Class I	$74	$230	$401	$894

With respect to AMG FQ Tax-Managed U.S. Equity Fund and AMG FQ U.S. Equity Fund, the first paragraph in the section under “Summary of the Funds” titled “Performance” is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. The performance information for the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) for periods prior to December 1, 2012, does not reflect the impact of the front-end and deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The sections under “Summary of the Funds - AMG FQ Global Risk-Balanced Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.57%	0.41%	0.32%
Acquired Fund Fees and Expenses	0.22%	0.22%	0.22%

Total Annual Fund Operating Expenses	1.64%	1.23%	1.14%

Fee Waiver and Expense Reimbursements[2]	(0.03)%	(0.03)%	(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.61%	1.20%	1.11%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.89% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$164	$514	$889	$1,941
Class I	$122	$387	$673	$1,486
Class Z	$113	$359	$625	$1,383

With respect to AMG FQ Global Risk-Balanced Fund, the second paragraph in the section under “Summary of the Funds” titled “Performance” is hereby deleted and replaced with the following:

The performance information shown for the Fund’s Class Z shares (formerly Institutional Class shares, which were renamed Class Z shares on October 1, 2016 (formerly shares of the Managers Fremont Global Fund’s sole share class, which were reclassified and redesignated as Institutional Class shares effective January 1, 2010)) includes historical performance of the Fund for periods prior to September 28, 2009. Effective October 1, 2016, outstanding Investor Class and Service Class shares of the Fund were renamed Class N and Class I shares, respectively. To obtain updated monthly performance information please visit www.amgfunds.com or call 1.800.835.3879.

AMG FUNDS I

AMG Frontier Small Cap Growth Fund

AMG Managers Emerging Opportunities Fund

AMG TimesSquare All Cap Growth Fund

AMG Managers Real Estate Securities Fund

AMG GW&K Core Bond Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated March 1, 2016, as supplemented July 28, 2016 and

August 26, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Frontier Small Cap Growth Fund, AMG Managers Emerging Opportunities Fund, AMG TimesSquare All Cap Growth Fund, AMG Managers Real Estate Securities Fund and AMG GW&K Core Bond Fund, each a series of AMG Funds I (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, the name of AMG Managers Real Estate Securities Fund will be changed to AMG Managers CenterSquare Real Estate Fund and shares of AMG Managers Real Estate Securities Fund’s sole class will be reclassified and redesignated as Class S shares. All references in the Prospectus and SAI to AMG Managers Real Estate Securities Fund will be superseded with references to AMG Managers CenterSquare Real Estate Fund and all references to AMG Managers Real Estate Securities Fund’s sole class will be superseded with references to Class S shares.

Effective as of October 1, 2016, the following share class names will change, and all references in the Prospectus and SAI will be superseded as follows:

Fund	Current Share Class Name	New Share Class Name
AMG Frontier Small Cap Growth Fund	Investor Class	Class N
AMG Frontier Small Cap Growth Fund AMG Frontier Small Cap Growth Fund	Service Class Institutional Class	Class I Class Z

AMG Managers Emerging Opportunities Fund AMG Managers Emerging Opportunities Fund AMG Managers Emerging Opportunities Fund	Investor Class Service Class Institutional Class	Class N Class S Class I

AMG TimesSquare All Cap Growth Fund AMG TimesSquare All Cap Growth Fund AMG TimesSquare All Cap Growth Fund	Investor Class Service Class Institutional Class	Class N Class S Class I

AMG GW&K Core Bond Fund AMG GW&K Core Bond Fund AMG GW&K Core Bond Fund	Investor Class Service Class Institutional Class	Class N Class I Class Z

Effective immediately, shareholders of the Funds may exchange their shares of the Funds through AMG Funds LLC (the “Investment Manager”) for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of a Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under “Summary of the Funds – AMG Frontier Small Cap Growth Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee[1]	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.72%	0.62%	0.47%

Total Annual Fund Operating Expenses	1.82%	1.47%	1.32%

Fee Waiver and Expense Reimbursements[2]	(0.27)%	(0.27)%	(0.27)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.55%	1.20%	1.05%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.05% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$158	$546	$960	$2,115
Class I	$122	$438	$777	$1,734
Class Z	$107	$392	$698	$1,567

The second paragraph in the section under “Summary of the Funds – AMG Frontier Small Cap Growth Fund” titled “Performance” is hereby deleted and replaced with the following:

The performance information shown for the Fund’s Class I shares (formerly Service Class shares, which were renamed Class I shares on October 1, 2016 (formerly shares of Managers Small Cap Fund’s sole share class, which were reclassified and redesignated as Service Class shares effective January 1, 2010)) includes historical performance of the Fund for periods prior to September 14, 2009, when the Fund was managed by a different subadvisor with different investment strategies and policies. The Fund’s past performance would have been different if the Fund were managed by the current subadvisor using the current investment strategies and policies, and the performance record might be less pertinent for investors considering whether to purchase shares of the Fund. Effective October 1, 2016, outstanding Investor Class and Institutional Class shares of the Fund were renamed Class N and Class Z shares, respectively. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

The sections under “Summary of the Funds - AMG Managers Emerging Opportunities Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class I
Management Fee	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	None
Other Expenses[1]	0.51%	0.26%

Total Annual Fund Operating Expenses	1.51%	1.26%

Fee Waiver and Expense Reimbursements[2]	(0.08)%	(0.08)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.43%	1.18%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.18% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$146	$469	$816	$1,795
Class I	$120	$392	$684	$1,516

The second paragraph in the section under “Summary of the Funds – AMG Managers Emerging Opportunities Fund” titled “Performance” is hereby deleted and replaced with the following:

Effective October 1, 2016, outstanding Service Class shares of the Fund (formerly shares of the Fund’s sole share class, which were reclassified and redesignated as Service Class shares effective October 3, 2011) were renamed Class S shares. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares. Effective December 10, 2007, some of the Fund’s investment strategies changed concurrent with the hiring of new subadvisors. The Fund’s past performance would have been different if the Fund was managed using the current investment strategies. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The sections under “Summary of the Funds – AMG TimesSquare All Cap Growth Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class S	Class I
Management Fee	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.65%	0.50%	0.40%

Total Annual Fund Operating Expenses	1.65%	1.25%	1.15%

Fee Waiver and Expense Reimbursements[2]	(0.36)%	(0.36)%	(0.36)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.29%	0.89%	0.79%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.79% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$131	$485	$863	$1,924
Class S	$91	$361	$652	$1,480
Class I	$81	$330	$598	$1,365

The first paragraph in the section under “Summary of the Funds – AMG TimesSquare All Cap Growth Fund” titled “Performance” is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective October 1, 2016, outstanding Investor Class, Service Class and Institutional Class shares of the Fund were renamed Class N, Class S and Class I shares, respectively. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The sections under “Summary of the Funds - AMG Managers Real Estate Securities Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class S
Management Fee	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.47%

Total Annual Fund Operating Expenses	1.07%

[1]	Expense information has been restated to reflect current fees.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$109	$340	$590	$1,306

The first paragraph in the section under “Summary of the Funds – AMG Managers Real Estate Securities Fund” titled “Performance” is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index and a specialized index reflecting the market in which the Fund primarily invests. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective October 1, 2016, outstanding shares of the Fund’s sole share class were reclassified and redesignated as Class S shares. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The sections under “Summary of the Funds – AMG GW&K Core Bond Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee[1]	0.30%	0.30%	0.30%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[2]	0.39%	0.32%	0.24%

Total Annual Fund Operating Expenses	0.94%	0.62%	0.54%

Fee Waiver and Expense Reimbursements[3]	(0.06)%	(0.06)%	(0.06)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[3]	0.88%	0.56%	0.48%

[1]	Management fees have been restated to reflect current fee rates, which were reduced from 0.40% to 0.30% effective February 28, 2015.
[2]	Expense information has been restated to reflect current fees. Certain amounts are annualized expenses incurred from inception on May 8, 2015 through December 31, 2015 and other amounts are estimated for the current fiscal year as a result of changes in the Fund’s operating expenses.
[3]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.48% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$90	$294	$514	$1,149
Class I	$57	$192	$340	$769
Class Z	$49	$167	$296	$671

The second paragraph in the section under “Summary of the Funds – AMG GW&K Core Bond Fund” titled “Performance” is hereby deleted and replaced with the following:

Because the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016) and Class Z shares (formerly Institutional Class shares, which were renamed Class Z shares on October 1, 2016) have not operated for a full calendar year, performance history for these share classes is not available. Class N and Class Z shares would have similar annual returns as Class I shares (formerly Service Class shares, which were renamed Class I shares on October 1, 2016) because all of the classes are invested in the same portfolio of securities. However, Class N and Class Z shares are subject to different expenses than Class I shares, and Class N and Class Z share performance would vary to that extent. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.